Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2012
Advances to suppliers
Schedule of outstanding prepayments, net of any allowance to individual suppliers in excess of 10% of total prepayments to suppliers
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Supplier A (third party)	927,255	759,505
Supplier B (third party)*	445,187	224,608
Supplier C (third party)	167,542	161,925

Schedule of allowance for advances to supplier
	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	51,960	87,869	94,154
Allowance made during the year	65,366	42,194	103,139
Recoveries	(29,457)	(35,909)	(38,841)
Balance at end of the year	87,869	94,154	158,452